Commitments and Contingencies (Details Textual)	9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Sep. 30, 2013 Laboratories Mayoly Spindler [Member] USD ($)	Dec. 31, 2012 Laboratories Mayoly Spindler [Member] USD ($)	Dec. 31, 2011 Laboratories Mayoly Spindler [Member] USD ($)	Sep. 30, 2013 MPR Associates [Member] USD ($)	Dec. 31, 2012 MPR Associates [Member] USD ($)	Sep. 30, 2013 Laser Ablation Electrospray Ionization Technology [Member] USD ($)	Sep. 30, 2013 George Washington University (GWU) [Member] USD ($)	Dec. 31, 2012 George Washington University (GWU) [Member] USD ($)	Sep. 30, 2013 VIRGINIA TECH (VT) [Member] USD ($)	Dec. 31, 2012 VIRGINIA TECH (VT) [Member] USD ($)	Sep. 30, 2013 Dynamic Manufacturing LLC [Member] USD ($)
Malpractice Insurance, Maximum Coverage Per Incident (in dollars)	$ 5,000,000		$ 5,000,000
Standard Product Warranty Description			warranty period is 90 days from the date of delivery of the goods.	warranty period is 90 days from the date of delivery of the goods.
Employee Service Share Based Compensation Options Issued			4,000	4,000
Agreement Description			The agreement is cancellable with 90 days’ notice.	The agreement is cancellable with 90 days’ notice.
Royalty Expense (in dollars)		1,000,000		1,000,000
Accounts Payable and Accrued Liabilities, Current (in dollars)	410,701		764,460		310,924	36,000	36,000	974,000	7,800	105,000
Commitments Outstanding (in dollars)									254,000	180,000	3,500					588,000
Development expense contribution	40.00%	40.00%	40.00%	40.00%		60.00%	60.00%
License Costs												25,000	25,000
Minimum License Diligence Resources Year Two												12,500	12,500
Minimum License Diligence Resources After Year Two												20,000	20,000
License and Maintenance Revenue												30,000	30,000
Royalties Percentage on Net Sales of Licensed Products												7.00%	7.00%
Royalties Percentage on Combination Products for Combined Cumulative Net Sales												5.00%	5.00%
Sales Revenue, Services, Net												50,000,000	50,000,000
Reduce Royalties Percentage After Net Sales of Licensed Products												6.00%	6.00%
Reduce Royalties Percentage on Combination Products for Combined Cumulative After Net Sales												4.00%	4.00%
Minimum Royalties Year One												1,500	1,500
Minimum Royalties Year Two												2,500	2,500
Minimum Royalties Year Three												3,000	3,000
Minimum Royalties Year After Three Year												6,000	6,000
Accrued Warranty Expense	65,000
Royalties Percentage On Net Sales Of Products And Service												5.00%
milestone payment														$ 12,500	$ 12,500